Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Composition of Loan Portfolio
The following represents the composition of the Company’s loan portfolio as of December 31:

	% of Total Loans
	2021	2020
Residential real estate loans	33.02%	36.00%
Commercial real estate loans	33.90%	29.86%
Consumer loans	16.05%	15.56%
Commercial and industrial loans	17.03%	18.58%
	100.00%	100.00%